Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
AeroVironment, Inc.
(a)
.................. 156,456 $ 25,826,192
ATI, Inc.
(a)
.......................... 555,793 109,546,800
Axon Enterprise, Inc.
(a) (b)
................ 317,826 178,176,434
BWX Technologies, Inc. ................ 375,704 73,130,784
Carpenter Technology Corp. ............. 198,617 122,514,910
Curtiss-Wright Corp. ................... 151,326 114,668,790
FTAI Aviation Ltd. ..................... 416,544 112,687,648
HEICO Corp. ....................... 174,978 62,325,414
HEICO Corp. , Class A .................. 309,519 79,828,045
Hexcel Corp. ........................ 307,337 30,752,140
Huntington Ingalls Industries, Inc. .......... 160,877 45,027,864
Karman Holdings, Inc.
(a) (b)
............... 282,589 14,106,843
Kratos Defense & Security Solutions, Inc.
(a)
... 759,524 37,869,867
L3Harris Technologies, Inc. .............. 764,879 222,266,189
Leonardo DRS, Inc. ................... 319,362 13,627,177
Loar Holdings, Inc.
(a) (b)
.................. 183,515 14,793,144
Rocket Lab Corp.
(a) (b)
.................. 2,208,728 224,517,201
StandardAero, Inc.
(a) (b)
.................. 937,318 28,035,181
Textron, Inc. ........................ 713,389 65,439,173
Woodward, Inc.
(b)
..................... 244,285 103,928,610
1,679,068,406
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 483,011 90,970,292
Expeditors International of Washington, Inc. ... 544,019 88,664,217
GXO Logistics, Inc.
(a)
.................. 479,816 24,326,671
203,961,180
Automobile Components — 0.3%
Aptiv plc
(a) (b)
......................... 873,271 53,601,374
BorgWarner, Inc. ..................... 844,880 56,100,032
Gentex Corp. ....................... 873,962 22,085,020
Lear Corp. ......................... 207,321 27,793,453
QuantumScape Corp. , Class A
(a) (b)
......... 2,056,181 15,544,728
175,124,607
Automobiles — 0.5%
Ford Motor Co. ...................... 16,068,995 223,359,030
Rivian Automotive, Inc. , Class A
(a) (b)
......... 3,469,645 60,198,341
Thor Industries, Inc. ................... 206,448 15,516,632
299,074,003
Banks — 2.7%
Bank OZK ......................... 398,438 20,754,635
BOK Financial Corp. ................... 81,067 11,258,585
Central BanCo, Inc. , Class A
(b)
............ 83,688 2,542,441
Citizens Financial Group, Inc. ............ 1,738,617 121,824,893
Columbia Banking System, Inc. ........... 1,183,823 37,941,527
Commerce Bancshares, Inc. ............. 555,930 32,104,958
Cullen/Frost Bankers, Inc. ............... 242,398 37,455,339
East West Bancorp, Inc. ................ 558,376 72,080,758
Fifth Third Bancorp ................... 3,718,484 209,610,943
First Citizens BancShares, Inc. , Class A ...... 32,882 68,420,537
First Hawaiian, Inc. ................... 496,589 14,550,058
First Horizon Corp. .................... 1,944,596 49,859,441
FNB Corp. ......................... 1,441,770 27,508,972
Huntington Bancshares, Inc. ............. 8,286,209 146,914,486
KeyCorp ........................... 3,803,206 87,663,898
M&T Bank Corp. ..................... 603,753 143,699,252
Pinnacle Financial Partners, Inc. ........... 615,359 62,077,416
Popular, Inc. ........................ 261,830 42,987,249
Prosperity Bancshares, Inc. .............. 472,984 34,542,022
Regions Financial Corp. ................ 3,506,620 105,899,924
Southstate Bank Corp. ................. 398,176 39,777,782
TFS Financial Corp. ................... 233,943 4,145,470
Security
Shares
Shares Value
Banks (continued)
Webster Financial Corp. ................ 665,401 $ 50,849,944
Western Alliance Bancorp ............... 434,768 35,737,930
Wintrust Financial Corp. ................ 272,456 43,789,128
Zions Bancorp NA .................... 595,774 41,221,603
1,545,219,191
Beverages — 0.7%
Brown-Forman Corp. , Class A ............ 194,912 5,332,792
Brown-Forman Corp. , Class B, NVS ........ 552,530 14,724,925
Celsius Holdings, Inc.
(a) (b)
................ 703,935 20,611,217
Coca-Cola Consolidated, Inc. ............. 232,643 44,416,202
Constellation Brands, Inc. , Class A ......... 566,922 78,853,181
Keurig Dr Pepper, Inc. ................. 5,329,095 174,421,279
Molson Coors Beverage Co. , Class B ....... 628,762 24,496,567
Primo Brands Corp. , Class A ............. 1,002,165 24,492,913
387,349,076
Biotechnology — 2.7%
(a)
Alnylam Pharmaceuticals, Inc. ............ 548,234 165,034,881
Arrowhead Pharmaceuticals, Inc. .......... 554,702 45,213,760
Ascendis Pharma A/S .................. 204,463 54,534,371
Biogen, Inc. ........................ 606,371 131,012,518
BioMarin Pharmaceutical, Inc. ............ 787,355 45,052,453
Bridgebio Pharma, Inc. ................. 694,222 51,705,654
Caris Life Sciences, Inc.
(b)
............... 506,276 9,021,838
Exelixis, Inc. ........................ 1,023,626 55,695,491
Halozyme Therapeutics, Inc.
(b)
............ 482,340 37,752,752
Incyte Corp. ........................ 685,371 77,693,657
Insmed, Inc. ........................ 880,909 93,922,518
Ionis Pharmaceuticals, Inc.
(b)
............. 676,082 53,606,542
Madrigal Pharmaceuticals, Inc. ............ 73,533 39,483,544
Moderna, Inc.
(b)
...................... 1,494,264 104,643,308
Natera, Inc. ......................... 561,727 152,480,794
Neurocrine Biosciences, Inc. ............. 406,536 68,515,545
Revolution Medicines, Inc.
(b)
.............. 786,979 147,385,427
Roivant Sciences Ltd. .................. 2,009,289 71,108,738
Summit Therapeutics, Inc.
(b)
.............. 554,624 8,080,872
United Therapeutics Corp. ............... 170,046 92,136,024
Viking Therapeutics, Inc.
(b)
............... 467,194 18,225,238
1,522,305,925
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 5,116,619 88,875,672
Dillard's, Inc. , Class A
(b)
................. 13,137 6,941,854
eBay, Inc. .......................... 1,827,403 204,212,285
Etsy, Inc.
(a)
......................... 384,827 28,989,018
Macy's, Inc. ........................ 1,081,773 25,475,754
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 248,865 19,132,741
373,627,324
Building Products — 1.1%
A O Smith Corp. ..................... 458,821 28,777,253
AAON, Inc.
(b)
........................ 279,774 35,492,130
Advanced Drainage Systems, Inc. ......... 301,420 47,310,883
Allegion plc ......................... 349,388 49,085,520
Armstrong World Industries, Inc. ........... 173,582 27,846,024
Builders FirstSource, Inc.
(a)
.............. 430,227 38,496,712
Carlisle Cos., Inc. .................... 165,284 59,956,771
Fortune Brands Innovations, Inc. .......... 476,111 26,138,494
Hayward Holdings, Inc.
(a)
................ 854,613 14,793,351
Lennox International, Inc. ............... 129,403 74,141,449
Masco Corp. ........................ 828,397 67,406,664
Modine Manufacturing Co.
(a)
............. 213,441 56,993,016
Owens Corning ...................... 327,185 52,009,328
Simpson Manufacturing Co., Inc. .......... 168,947 35,369,054

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)
...................... 423,294 $ 21,181,632
634,998,281
Capital Markets — 4.1%
Affiliated Managers Group, Inc. ........... 104,792 35,461,613
Ameriprise Financial, Inc. ............... 372,614 170,940,399
Ares Management Corp. , Class A .......... 810,499 90,216,644
Blue Owl Capital, Inc. , Class A ............ 2,703,219 23,653,166
Bullish
(a) (b)
.......................... 85,122 1,994,408
Carlyle Group, Inc. (The) ................ 1,089,731 45,888,572
CBOE Global Markets, Inc. .............. 430,244 104,407,312
Coinbase Global, Inc. , Class A
(a) (b)
.......... 903,835 132,131,639
Evercore, Inc. , Class A ................. 150,675 51,446,472
FactSet Research Systems, Inc.
(b)
......... 148,692 34,211,055
Franklin Resources, Inc. ................ 1,100,814 36,624,082
Freedom Holding Corp.
(a) (b)
.............. 76,273 9,951,338
Galaxy Digital, Inc. , Class A
(a)
............. 767,343 20,979,158
Hamilton Lane, Inc. , Class A ............. 161,614 12,740,032
Houlihan Lokey, Inc. , Class A ............. 225,621 30,262,545
Invesco Ltd. ........................ 1,477,814 38,999,511
Jefferies Financial Group, Inc. ............ 627,638 31,369,347
Lazard, Inc. , Class A ................... 370,698 15,547,074
LPL Financial Holdings, Inc. .............. 329,684 92,865,389
MarketAxess Holdings, Inc. .............. 131,156 14,884,894
Morningstar, Inc. ..................... 79,929 12,470,523
MSCI, Inc. , Class A ................... 289,357 162,051,494
Nasdaq, Inc. ........................ 1,838,692 144,925,703
Northern Trust Corp. ................... 755,631 131,358,893
Raymond James Financial, Inc. ........... 727,463 110,596,200
Robinhood Markets, Inc. , Class A
(a) (b)
........ 3,158,005 316,684,741
SEI Investments Co. ................... 417,672 36,634,011
State Street Corp. .................... 1,100,096 186,576,282
Stifel Financial Corp. .................. 612,126 42,708,031
T. Rowe Price Group, Inc. ............... 867,181 98,589,808
TPG, Inc. , Class A .................... 598,307 24,261,349
Tradeweb Markets, Inc. , Class A ........... 476,292 47,467,261
Virtu Financial, Inc. , Class A .............. 343,260 20,447,998
XP, Inc. , Class A ..................... 1,627,761 26,467,394
2,355,814,338
Chemicals — 1.9%
Albemarle Corp. ..................... 485,951 65,617,964
Axalta Coating Systems Ltd.
(a)
............ 876,597 29,997,149
Celanese Corp. , Class A ................ 468,618 21,556,428
CF Industries Holdings, Inc. .............. 629,265 68,124,229
Corteva, Inc. ........................ 2,763,030 234,001,011
Dow, Inc. .......................... 2,959,053 80,959,690
DuPont de Nemours, Inc. ............... 561,639 76,180,759
Eastman Chemical Co. ................. 466,074 31,217,636
Element Solutions, Inc. ................. 937,240 44,753,210
International Flavors & Fragrances, Inc. ...... 1,050,179 83,195,180
LyondellBasell Industries NV , Class A ....... 1,059,261 55,770,092
Mosaic Co. (The) ..................... 1,304,348 27,639,134
NewMarket Corp. ..................... 25,250 19,978,810
Olin Corp. .......................... 466,317 9,242,403
PPG Industries, Inc. ................... 916,103 111,114,133
RPM International, Inc. ................. 520,427 57,845,461
Scotts Miracle-Gro Co. (The) ............. 186,907 12,730,236
Solstice Advanced Materials, Inc. .......... 653,440 57,894,784
Westlake Corp. ...................... 135,291 9,876,243
1,097,694,552
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.
(a)
.................. 209,327 62,536,441
Copart, Inc.
(a)
....................... 3,622,081 102,106,463
GFL Environmental, Inc.
(b)
............... 1,067,921 39,288,814
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
MSA Safety, Inc. ..................... 149,388 $ 26,080,157
RB Global, Inc.
(b)
..................... 763,575 88,918,309
Rollins, Inc. ......................... 1,226,205 51,181,797
Tetra Tech, Inc. ...................... 1,076,017 31,086,131
Veralto Corp. ........................ 1,007,985 89,388,110
490,586,222
Communications Equipment — 0.8%
Applied Optoelectronics, Inc.
(a) (b)
........... 316,843 46,943,459
F5, Inc.
(a)
.......................... 232,295 96,625,428
Lumentum Holdings, Inc.
(a) (b)
............. 292,111 250,648,765
Ubiquiti, Inc. ........................ 17,406 9,295,326
Viavi Solutions, Inc.
(a)
.................. 949,587 45,342,779
448,855,757
Construction & Engineering — 1.7%
AECOM ........................... 529,269 36,942,976
API Group Corp.
(a)
.................... 1,571,840 66,567,424
Comfort Systems USA, Inc.
(b)
............. 143,252 283,918,301
Dycom Industries, Inc.
(a)
................ 122,460 61,914,551
EMCOR Group, Inc. ................... 181,878 150,936,915
Everus Construction Group, Inc.
(a)
.......... 209,091 34,698,652
IES Holdings, Inc.
(a)
................... 35,756 26,268,503
MasTec, Inc.
(a)
....................... 255,246 106,197,651
Primoris Services Corp. ................ 220,611 21,866,962
Solv Energy, Inc. , Class A
(a) (b)
............. 158,807 5,407,378
Sterling Infrastructure, Inc.
(a)
............. 123,413 103,587,936
Valmont Industries, Inc. ................. 77,780 44,925,728
WillScot Holdings Corp. , Class A .......... 725,149 20,927,800
964,160,777
Construction Materials — 0.6%
Eagle Materials, Inc. ................... 127,828 28,761,300
James Hardie Industries plc , ADR
(a) (b)
....... 612,859 16,044,649
Martin Marietta Materials, Inc.
(b)
........... 245,680 141,683,656
Vulcan Materials Co. .................. 533,146 157,283,401
343,773,006
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 1,136,052 52,201,589
Credit Acceptance Corp.
(a) (b)
.............. 14,846 9,453,042
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 580,871 17,838,548
OneMain Holdings, Inc. ................. 473,921 28,894,963
SLM Corp. ......................... 760,401 19,724,802
SoFi Technologies, Inc.
(a) (b)
.............. 5,185,464 92,975,370
Synchrony Financial ................... 1,379,291 104,895,081
325,983,395
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. , Class A ............ 1,362,140 18,429,754
BJ's Wholesale Club Holdings, Inc.
(a)
........ 530,015 46,227,908
Casey's General Stores, Inc. ............. 151,742 120,603,024
Dollar General Corp. .................. 903,380 103,988,072
Dollar Tree, Inc.
(a) (b)
................... 760,916 92,032,790
Kroger Co. (The) ..................... 2,293,200 127,341,396
Maplebear, Inc.
(a)
..................... 628,890 29,777,942
Performance Food Group Co.
(a)
........... 617,680 69,050,447
Sprouts Farmers Market, Inc.
(a) (b)
.......... 387,414 32,767,476
Sysco Corp. ........................ 1,967,220 164,420,248
US Foods Holding Corp.
(a)
............... 900,427 92,068,661
896,707,718
Containers & Packaging — 1.1%
Amcor plc .......................... 1,897,033 82,236,380
AptarGroup, Inc. ..................... 262,192 32,826,438
Avery Dennison Corp. .................. 316,055 51,311,529
Ball Corp. .......................... 1,092,699 68,184,418

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Crown Holdings, Inc. .................. 457,713 $ 51,181,468
Graphic Packaging Holding Co. ........... 1,199,094 12,674,424
International Paper Co. ................. 2,161,165 82,340,386
Packaging Corp. of America ............. 356,272 84,892,492
Silgan Holdings, Inc. ................... 363,320 16,854,415
Smurfit WestRock plc .................. 2,145,065 99,230,707
Sonoco Products Co. .................. 402,277 22,668,309
604,400,966
Distributors — 0.2%
Genuine Parts Co. .................... 564,155 66,559,007
LKQ Corp. ......................... 1,042,629 27,452,421
Pool Corp. ......................... 132,063 28,380,339
122,391,767
Diversified Consumer Services — 0.3%
ADT, Inc. .......................... 2,306,685 14,993,452
Bright Horizons Family Solutions, Inc.
(a)
...... 215,179 15,251,887
Duolingo, Inc. , Class A
(a) (b)
............... 158,000 18,173,160
Grand Canyon Education, Inc.
(a)
........... 106,498 15,240,929
H&R Block, Inc. ...................... 515,275 19,621,672
Liberty Live Holdings, Inc. , Class A
(a)
........ 80,370 8,138,266
Liberty Live Holdings, Inc. , Class C, NVS
(a) (b)
... 198,074 20,924,538
Service Corp. International .............. 550,682 41,829,805
154,173,709
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 907,610 64,894,115
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 1,051,147 93,404,923
Globalstar, Inc.
(a)
..................... 211,508 17,193,485
Iridium Communications, Inc. ............. 381,352 20,917,157
Liberty Global Ltd. , Class A
(a)
............. 732,310 8,326,365
Liberty Global Ltd. , Class C, NVS
(a)
......... 529,743 5,827,173
145,669,103
Electric Utilities — 2.9%
Alliant Energy Corp. ................... 1,061,254 80,963,068
Edison International ................... 1,567,213 116,679,008
Entergy Corp. ....................... 1,880,923 216,042,816
Evergy, Inc. ......................... 945,951 81,758,545
Eversource Energy ................... 1,544,318 111,607,862
Exelon Corp. ........................ 4,213,769 196,445,911
FirstEnergy Corp. .................... 2,259,236 107,404,079
IDACORP, Inc. ...................... 230,430 34,864,059
NRG Energy, Inc. ..................... 837,127 122,270,770
OGE Energy Corp. .................... 845,322 41,133,368
Oklo, Inc. , Class A
(a) (b)
.................. 577,128 30,201,108
PG&E Corp. ........................ 9,024,330 151,789,230
Pinnacle West Capital Corp. ............. 497,420 53,223,940
PPL Corp. ......................... 3,090,779 112,349,817
Xcel Energy, Inc. ..................... 2,567,145 206,141,743
1,662,875,324
Electrical Equipment — 1.9%
Acuity, Inc. ......................... 124,171 46,770,249
AMETEK, Inc. ....................... 940,343 227,506,585
Forgent Power Solutions, Inc. , Class A
(a) (b)
.... 524,669 29,308,010
Generac Holdings, Inc.
(a)
................ 237,667 69,591,274
Hubbell, Inc. , Class B .................. 218,007 114,061,262
Nextpower, Inc. , Class A
(a) (b)
.............. 610,133 72,691,246
nVent Electric plc ..................... 659,837 111,914,954
Powell Industries, Inc.
(b)
................ 118,635 33,972,319
Regal Rexnord Corp. .................. 273,515 65,148,538
Rockwell Automation, Inc. ............... 461,889 228,672,006
Sensata Technologies Holding plc .......... 593,511 28,334,215
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a)
........................ 101,946 $ 38,717,052
X-Energy, Inc.
(a) (b)
..................... 173,076 3,177,675
1,069,865,385
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc. .......... 154,965 57,781,800
Arrow Electronics, Inc.
(a)
................ 208,964 44,595,007
Avnet, Inc. ......................... 333,118 29,587,541
CDW Corp. ......................... 524,636 73,784,807
Cognex Corp. ....................... 685,079 49,613,421
Coherent Corp.
(a)
..................... 727,948 287,153,648
Fabrinet
(a)
.......................... 147,065 82,662,295
Flex Ltd.
(a)
.......................... 1,505,611 244,014,375
Ingram Micro Holding Corp. .............. 180,524 4,951,773
IPG Photonics Corp.
(a)
................. 106,496 12,494,111
Jabil, Inc.
(b)
......................... 428,872 165,321,579
Keysight Technologies, Inc.
(a)
............. 702,067 245,772,595
Littelfuse, Inc. ....................... 102,050 46,466,426
Ralliant Corp. ....................... 463,313 34,113,736
Sanmina Corp.
(a)
..................... 208,363 52,732,508
TD SYNNEX Corp. .................... 315,304 84,293,371
Teledyne Technologies, Inc.
(a) (b)
........... 189,472 126,358,877
TTM Technologies, Inc.
(a)
................ 418,411 78,251,225
Vontier Corp.
(b)
...................... 575,493 16,689,297
Zebra Technologies Corp. , Class A
(a)
........ 196,954 51,850,110
1,788,488,502
Energy Equipment & Services — 0.9%
Baker Hughes Co. , Class A .............. 4,081,732 226,536,126
Halliburton Co. ...................... 3,428,669 116,403,313
NOV, Inc. .......................... 1,466,390 27,201,534
TechnipFMC plc ...................... 1,622,273 107,556,700
Weatherford International plc ............. 289,799 23,618,618
501,316,291
Entertainment — 2.1%
Electronic Arts, Inc. ................... 1,029,648 211,119,026
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
........................... 98,225 8,598,616
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 896,604 85,302,905
Live Nation Entertainment, Inc.
(a) (b)
......... 657,953 120,477,774
Madison Square Garden Sports Corp.
(a)
...... 65,909 26,484,873
ROBLOX Corp. , Class A
(a) (b)
.............. 2,613,382 142,115,713
Roku, Inc. , Class A
(a)
.................. 536,148 74,063,485
Take-Two Interactive Software, Inc.
(a)
........ 753,175 188,278,686
TKO Group Holdings, Inc. , Class A ......... 254,088 51,150,455
Warner Bros Discovery, Inc.
(a)
............ 9,889,686 263,659,029
1,171,250,562
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
............ 1,153,327 94,053,817
Block, Inc. , Class A
(a) (b)
................. 2,141,548 162,757,648
Chime Financial, Inc. , Class A
(a)
........... 1,079,043 22,098,801
Corebridge Financial, Inc. ............... 1,019,569 29,190,260
Corpay, Inc.
(a) (b)
...................... 262,606 87,518,701
Equitable Holdings, Inc. ................ 955,870 41,943,575
Euronet Worldwide, Inc.
(a)
............... 144,846 10,601,279
Fidelity National Information Services, Inc. .... 2,131,452 82,870,854
Fiserv, Inc.
(a) (b)
....................... 2,182,859 107,069,234
Global Payments, Inc. ................. 948,271 68,806,544
Jack Henry & Associates, Inc. ............ 297,163 40,931,232
MGIC Investment Corp. ................ 861,690 24,299,658
PayPal Holdings, Inc. .................. 3,684,186 159,083,151
Rocket Cos., Inc. , Class A
(a)
.............. 3,994,884 62,919,423
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 235,524 11,455,887

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Toast, Inc. , Class A
(a)
.................. 1,966,291 $ 54,702,215
UWM Holdings Corp. , Class A ............ 1,150,792 2,635,314
Voya Financial, Inc. ................... 381,530 34,539,911
Western Union Co. (The) ............... 912,291 7,024,641
WEX, Inc.
(a)
......................... 140,474 19,819,477
1,124,321,622
Food Products — 1.5%
Archer-Daniels-Midland Co. .............. 1,972,968 150,734,755
Bunge Global SA ..................... 545,225 58,191,864
Campbell's Co. (The) .................. 838,166 18,665,957
Conagra Brands, Inc. .................. 1,956,976 26,340,897
Darling Ingredients, Inc.
(a)
............... 642,863 35,113,177
Freshpet, Inc.
(a) (b)
..................... 205,734 12,162,994
General Mills, Inc. .................... 2,189,829 76,206,049
Hershey Co. (The) .................... 600,401 105,340,355
Hormel Foods Corp. ................... 1,189,807 29,531,010
Ingredion, Inc. ....................... 256,978 24,338,386
J M Smucker Co. (The) ................. 429,095 48,273,187
JBS NV , Class A ..................... 1,339,369 15,871,523
Kraft Heinz Co. (The) .................. 3,511,851 82,949,921
Lamb Weston Holdings, Inc. ............. 541,662 23,388,965
McCormick & Co., Inc. (Non-Voting) , NVS .... 1,045,381 52,708,110
Pilgrim's Pride Corp. ................... 179,863 5,055,949
Post Holdings, Inc.
(a)
................... 166,806 14,722,298
Seaboard Corp. ...................... 1,002 4,473,259
Smithfield Foods, Inc. .................. 200,643 4,867,599
Tyson Foods, Inc. , Class A .............. 1,130,539 64,723,358
853,659,613
Gas Utilities — 0.3%
Atmos Energy Corp. ................... 678,712 116,921,716
MDU Resources Group, Inc. ............. 838,669 17,788,169
National Fuel Gas Co. ................. 386,079 29,809,160
UGI Corp. .......................... 882,276 30,473,813
194,992,858
Ground Transportation — 1.1%
Avis Budget Group, Inc.
(a) (b)
.............. 73,471 10,861,218
Fedex Freight Holding Co., Inc.
(a) (b)
......... 449,564 67,884,164
JB Hunt Transport Services, Inc. .......... 308,741 89,358,908
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 649,158 50,549,933
Landstar System, Inc. .................. 138,548 28,653,112
Lyft, Inc. , Class A
(a) (b)
................... 1,550,231 22,648,875
Old Dominion Freight Line, Inc. ........... 767,691 166,281,871
Ryder System, Inc. .................... 154,072 40,639,571
Saia, Inc.
(a) (b)
........................ 109,551 46,138,499
Schneider National, Inc. , Class B .......... 211,335 7,720,068
U-Haul Holding Co. , NVS ............... 415,338 23,965,003
U-Haul Holding Co.
(a) (b)
................. 33,039 2,162,072
XPO, Inc.
(a)
......................... 467,939 96,063,197
652,926,491
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.
(a) (b)
................ 274,698 46,330,565
Baxter International, Inc.
(b)
............... 2,109,756 44,979,998
Becton Dickinson & Co. ................ 1,168,965 176,899,473
Cooper Cos., Inc. (The)
(a) (b)
.............. 801,795 57,496,719
Dexcom, Inc.
(a)
...................... 1,575,410 106,103,863
Edwards Lifesciences Corp.
(a)
............ 2,343,629 212,004,679
Envista Holdings Corp.
(a)
................ 664,893 17,519,931
GE HealthCare Technologies, Inc. ......... 1,869,031 119,636,674
Globus Medical, Inc. , Class A
(a) (b)
.......... 460,318 36,369,725
IDEXX Laboratories, Inc.
(a) (b)
............. 325,075 171,132,483
Insulet Corp.
(a)
....................... 284,125 43,258,031
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medline, Inc. , Class A
(a) (b)
................ 1,842,213 $ 72,656,881
Penumbra, Inc.
(a)
..................... 156,357 49,369,723
ResMed, Inc. ....................... 597,936 116,525,768
Solventum Corp.
(a)
.................... 606,691 46,806,211
STERIS plc ......................... 402,030 84,655,457
Teleflex, Inc. ........................ 181,280 22,979,053
Zimmer Biomet Holdings, Inc. ............ 795,074 68,447,921
1,493,173,155
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. ................... 962,557 228,665,041
Cencora, Inc. ....................... 767,727 217,251,386
Centene Corp.
(a)
..................... 2,029,800 130,292,862
Chemed Corp. ....................... 53,471 24,903,584
DaVita, Inc.
(a)
........................ 132,314 29,437,219
Encompass Health Corp. ............... 404,065 40,842,890
Ensign Group, Inc. (The) ................ 232,011 37,191,363
Guardant Health, Inc.
(a)
................. 524,389 78,674,082
Henry Schein, Inc.
(a) (b)
.................. 404,819 33,810,483
Humana, Inc. ....................... 493,885 196,181,000
Labcorp Holdings, Inc. ................. 336,887 94,328,360
Molina Healthcare, Inc.
(a)
................ 211,339 48,333,229
Quest Diagnostics, Inc. ................. 453,468 96,112,543
Tenet Healthcare Corp.
(a)
................ 350,726 65,613,820
Universal Health Services, Inc. , Class B ..... 209,063 31,085,577
1,352,723,439
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ........ 705,005 37,259,515
American Healthcare REIT, Inc. ........... 783,794 40,874,857
Healthcare Realty Trust, Inc. , Class A ....... 1,375,072 27,735,202
Healthpeak Properties, Inc. .............. 2,859,443 61,192,080
Janus Living, Inc. , Class A-1 ............. 190,203 5,466,434
Medical Properties Trust, Inc. ............. 2,147,806 9,922,864
Omega Healthcare Investors, Inc. .......... 1,228,690 58,583,939
Ventas, Inc. ........................ 1,992,002 176,889,778
417,924,669
Health Care Technology — 0.2%
(a)(b)
Doximity, Inc. , Class A ................. 534,373 11,082,896
Veeva Systems, Inc. , Class A ............. 614,174 108,997,460
120,080,356
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 2,787,179 66,084,014
Hotels, Restaurants & Leisure — 3.4%
Aramark ........................... 1,080,033 61,453,878
Boyd Gaming Corp. ................... 209,561 18,510,523
Caesars Entertainment, Inc.
(a)
............ 829,089 25,021,906
Carnival Corp. Ltd. .................... 5,246,927 149,904,704
Cava Group, Inc.
(a) (b)
................... 412,265 32,354,557
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 5,251,174 178,539,916
Choice Hotels International, Inc.
(b)
.......... 117,900 13,000,833
Churchill Downs, Inc. .................. 269,766 24,181,824
Darden Restaurants, Inc. ............... 471,237 97,079,534
Domino's Pizza, Inc. ................... 122,400 36,235,296
DraftKings, Inc. , Class A
(a)
............... 1,957,860 49,455,544
Dutch Bros, Inc. , Class A
(a) (b)
............. 481,800 34,598,058
Expedia Group, Inc. ................... 469,537 120,145,128
Flutter Entertainment plc
(a) (b)
.............. 583,979 59,665,134
Hyatt Hotels Corp. , Class A
(b)
............. 162,874 31,571,496
Las Vegas Sands Corp. ................ 1,132,807 52,324,355
MGM Resorts International
(a)
............. 763,827 36,518,569
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 1,875,472 39,591,214
Planet Fitness, Inc. , Class A
(a)
............ 324,448 16,926,452
Restaurant Brands International, Inc. ........ 1,411,655 102,359,104

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd. ............ 1,033,560 $ 328,186,307
Texas Roadhouse, Inc. , Class A ........... 269,848 52,142,729
Travel + Leisure Co. ................... 243,269 18,593,050
Vail Resorts, Inc. ..................... 143,878 19,588,990
Viking Holdings Ltd.
(a) (b)
................. 727,257 76,121,990
Wingstop, Inc. ....................... 111,247 19,291,342
Wyndham Hotels & Resorts, Inc. .......... 300,664 25,318,916
Wynn Resorts Ltd. .................... 311,623 30,255,477
Yum! Brands, Inc. .................... 1,136,608 181,698,155
1,930,634,981
Household Durables — 1.5%
DR Horton, Inc. ...................... 1,033,668 168,363,844
Garmin Ltd. ......................... 674,725 160,274,176
Lennar Corp. , Class A .................. 839,497 75,966,084
Lennar Corp. , Class B ................. 40,972 3,634,626
Mohawk Industries, Inc.
(a)
............... 205,567 24,941,444
NVR, Inc.
(a)
......................... 10,811 73,659,667
PulteGroup, Inc. ..................... 776,696 106,570,458
SharkNinja, Inc.
(a) (b)
................... 343,752 52,343,117
Somnigroup International, Inc. ............ 835,882 65,533,149
Toll Brothers, Inc. ..................... 387,058 63,767,806
TopBuild Corp.
(a)
..................... 120,166 42,602,452
Whirlpool Corp.
(b)
..................... 262,081 10,331,233
847,988,056
Household Products — 0.5%
Church & Dwight Co., Inc. ............... 972,597 94,225,198
Clorox Co. (The) ..................... 494,596 47,204,242
Kimberly-Clark Corp. .................. 1,358,569 149,130,119
Reynolds Consumer Products, Inc. ......... 232,946 6,254,600
296,814,159
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The) ..................... 2,918,039 42,778,452
Brookfield Renewable Corp.
(b)
............ 556,238 20,647,554
Clearway Energy, Inc. , Class C ........... 494,209 16,892,064
Talen Energy Corp.
(a)
.................. 185,023 71,096,938
Vistra Corp. ........................ 1,382,962 219,379,262
370,794,270
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 1,172,839 18,437,029
EastGroup Properties, Inc. .............. 219,034 44,360,956
First Industrial Realty Trust, Inc. ........... 549,339 33,679,974
Lineage, Inc. ........................ 285,031 12,327,591
Rexford Industrial Realty, Inc. ............ 925,124 30,991,654
STAG Industrial, Inc. .................. 799,831 30,441,568
170,238,772
Insurance — 3.9%
Allstate Corp. (The) ................... 1,054,484 250,903,923
American Financial Group, Inc. ........... 273,874 38,325,928
American International Group, Inc. ......... 2,188,137 163,081,851
Arch Capital Group Ltd.
(a)
............... 1,430,242 138,819,289
Assurant, Inc. ....................... 197,576 53,055,083
Assured Guaranty Ltd. ................. 174,708 14,004,593
Axis Capital Holdings Ltd. ............... 272,019 29,225,721
Brighthouse Financial, Inc.
(a)
............. 237,121 15,009,759
Brown & Brown, Inc. ................... 1,215,966 78,004,219
Cincinnati Financial Corp. ............... 626,502 115,990,580
CNA Financial Corp. ................... 82,042 3,988,062
Everest Group Ltd. .................... 163,146 58,280,646
Fidelity National Financial, Inc. , Class A ...... 993,845 46,869,730
First American Financial Corp. ............ 400,454 27,467,140
Globe Life, Inc. ...................... 321,935 57,523,346
Hanover Insurance Group, Inc. (The) ....... 143,840 30,799,021
Security
Shares
Shares Value
Insurance (continued)
Hartford Insurance Group, Inc. (The) ........ 1,125,906 $ 149,205,063
Kinsale Capital Group, Inc. .............. 90,465 29,836,262
Lincoln National Corp. ................. 489,910 17,318,318
Loews Corp. ........................ 688,794 77,978,369
Markel Group, Inc.
(a)
................... 50,897 99,402,350
Old Republic International Corp. ........... 931,500 38,116,980
Primerica, Inc. ....................... 129,392 36,773,206
Principal Financial Group, Inc. ............ 881,204 94,976,167
Prudential Financial, Inc. ................ 1,428,819 154,212,435
Reinsurance Group of America, Inc. ........ 270,002 57,415,925
RenaissanceRe Holdings Ltd. ............ 171,443 54,330,287
RLI Corp. .......................... 340,428 20,109,082
Ryan Specialty Holdings, Inc. , Class A ....... 462,637 17,469,173
Unum Group ........................ 653,217 58,397,600
White Mountains Insurance Group Ltd.
(b)
..... 10,001 20,735,973
Willis Towers Watson plc ................ 388,406 101,517,676
WR Berkley Corp. .................... 935,182 65,958,386
2,215,102,143
Interactive Media & Services — 0.3%
Match Group, Inc. .................... 953,984 36,299,091
People, Inc.
(a)
....................... 260,516 12,025,419
Pinterest, Inc. , Class A
(a)
................ 2,010,866 42,288,512
Reddit, Inc. , Class A
(a) (b)
................. 547,890 95,102,746
185,715,768
IT Services — 2.8%
Akamai Technologies, Inc.
(a) (b)
............. 591,872 69,965,189
Amdocs Ltd. ........................ 434,089 21,938,858
Applied Digital Corp.
(a)
................. 1,045,982 39,015,128
Cloudflare, Inc. , Class A
(a)
............... 1,299,021 318,623,871
Cognizant Technology Solutions Corp. , Class A . 1,948,366 75,460,215
CoreWeave, Inc. , Class A
(a) (b)
............. 1,430,996 142,441,342
DigitalOcean Holdings, Inc.
(a) (b)
............ 332,924 52,279,056
EPAM Systems, Inc.
(a) (b)
................ 209,054 16,588,435
Gartner, Inc.
(a) (b)
...................... 267,880 34,722,606
GoDaddy, Inc. , Class A
(a)
................ 541,032 45,922,796
Kyndryl Holdings, Inc.
(a) (b)
............... 913,573 10,332,511
MongoDB, Inc. , Class A
(a)
............... 320,872 107,780,905
Okta, Inc. , Class A
(a)
................... 692,016 94,425,583
Snowflake, Inc. , Class A
(a)
............... 1,376,735 350,379,057
Twilio, Inc. , Class A
(a)
.................. 608,553 125,562,740
VeriSign, Inc. ....................... 335,962 84,514,601
1,589,952,893
Leisure Products — 0.2%
Brunswick Corp. ..................... 265,319 22,350,473
Hasbro, Inc. ........................ 577,593 47,703,406
Mattel, Inc.
(a)
........................ 1,184,696 16,443,580
YETI Holdings, Inc.
(a) (b)
................. 309,140 15,320,978
101,818,437
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. ............... 1,161,736 154,313,393
Avantor, Inc.
(a)
....................... 2,706,274 26,792,113
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 74,538 21,885,102
Bio-Techne Corp. ..................... 642,135 45,366,838
Bruker Corp. ........................ 455,345 27,402,662
Charles River Laboratories International, Inc.
(a) (b)
201,319 45,657,136
Illumina, Inc.
(a)
....................... 623,921 109,704,029
IQVIA Holdings, Inc.
(a)
.................. 684,695 132,296,768
Medpace Holdings, Inc.
(a)
............... 95,813 50,741,607
Mettler-Toledo International, Inc.
(a) (b)
........ 83,188 106,273,502
QIAGEN NV ........................ 844,901 33,035,629
Repligen Corp.
(a) (b)
.................... 218,581 29,823,192
Revvity, Inc.
(b)
....................... 458,445 51,006,591

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Sotera Health Co.
(a)
................... 1,146,698 $ 20,353,889
Tempus AI, Inc. , Class A
(a) (b)
.............. 441,368 25,568,448
Waters Corp.
(a) (b)
..................... 404,330 151,639,923
West Pharmaceutical Services, Inc. ........ 287,139 103,082,901
1,134,943,723
Machinery — 3.4%
AGCO Corp. ........................ 245,644 29,403,587
Allison Transmission Holdings, Inc. ......... 339,573 38,283,460
Chart Industries, Inc.
(a)
................. 195,871 40,925,287
CNH Industrial NV .................... 3,575,717 40,155,302
Crane Co. .......................... 203,244 45,337,639
Donaldson Co., Inc. ................... 473,706 42,524,588
Dover Corp. ........................ 548,429 123,001,656
Esab Corp. ......................... 234,413 23,120,154
Flowserve Corp. ..................... 522,874 38,776,336
Fortive Corp. ........................ 1,249,724 76,345,639
Gates Industrial Corp. plc
(a)
.............. 1,026,043 28,698,423
Graco, Inc. ......................... 677,667 51,238,402
IDEX Corp. ......................... 304,024 68,998,247
Ingersoll Rand, Inc.
(b)
.................. 1,610,367 132,033,990
ITT, Inc. ........................... 366,695 72,517,603
Lincoln Electric Holdings, Inc. ............ 219,659 58,321,661
Middleby Corp. (The)
(a)
................. 177,930 30,605,739
Mueller Industries, Inc. ................. 445,584 54,775,641
Nordson Corp. ....................... 217,443 65,600,379
Oshkosh Corp. ...................... 255,784 39,257,728
Otis Worldwide Corp. .................. 1,581,164 113,211,342
Pentair plc ......................... 658,067 50,447,416
RBC Bearings, Inc.
(a)
.................. 128,042 82,466,731
Snap-on, Inc. ....................... 208,157 83,762,377
SPX Technologies, Inc.
(a)
................ 199,721 48,965,598
Stanley Black & Decker, Inc. ............. 640,686 60,301,366
Timken Co. (The) ..................... 267,817 38,919,167
Toro Co. (The) ....................... 392,270 38,214,943
Watts Water Technologies, Inc. , Class A ...... 111,865 43,789,554
Westinghouse Air Brake Technologies Corp. ... 693,816 187,052,794
Xylem, Inc. ......................... 974,297 115,171,648
1,962,224,397
Marine Transportation — 0.0%
Kirby Corp.
(a)
........................ 218,795 29,749,556
Media — 0.8%
Charter Communications, Inc. , Class A
(a) (b)
.... 321,343 45,698,188
EchoStar Corp. , Class A
(a)
............... 564,052 57,251,278
Fox Corp. , Class A, NVS ................ 815,371 42,529,751
Fox Corp. , Class B .................... 565,316 26,479,402
Liberty Broadband Corp. , Class A
(a) (b)
........ 73,456 2,444,616
Liberty Broadband Corp. , Class C, NVS
(a)
.... 488,417 16,244,749
New York Times Co. (The) , Class A ......... 632,246 44,244,575
News Corp. , Class A, NVS .............. 1,521,623 37,781,899
News Corp. , Class B
(b)
................. 500,311 14,038,727
Nexstar Media Group, Inc. , Class A ......... 116,971 20,889,851
NIQ Global Intelligence plc
(a) (b)
............ 295,409 2,762,074
Omnicom Group, Inc. .................. 1,162,592 84,671,575
Sirius XM Holdings, Inc. ................ 727,307 21,484,649
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,717,835 31,058,457
Versant Media Group, Inc. ............... 579,997 20,885,692
468,465,483
Metals & Mining — 1.6%
Alcoa Corp. ......................... 1,085,444 56,595,050
Almonty Industries, Inc.
(a)
............... 891,152 14,757,477
Anglogold Ashanti plc .................. 2,077,655 168,061,513
Aura Minerals, Inc. .................... 166,703 10,493,954
Security
Shares
Shares Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
(a)
................. 2,324,136 $ 21,823,637
Coeur Mining, Inc. .................... 4,218,766 68,850,261
Hecla Mining Co. ..................... 2,596,525 40,064,381
MP Materials Corp. , Class A
(a) (b)
........... 589,009 32,990,394
Nucor Corp. ........................ 906,236 201,864,069
Reliance, Inc. ....................... 209,153 78,139,561
Royal Gold, Inc. ...................... 348,235 69,511,188
Steel Dynamics, Inc. ................... 554,404 127,213,542
890,365,027
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.
(b)
............... 4,727,059 51,524,943
Annaly Capital Management, Inc. .......... 3,018,760 67,499,473
Rithm Capital Corp. ................... 2,283,399 21,441,117
Starwood Property Trust, Inc. ............. 1,435,574 23,514,702
163,980,235
Multi-Utilities — 1.9%
Ameren Corp. ....................... 1,137,287 128,558,922
CenterPoint Energy, Inc. ................ 2,691,833 118,548,325
CMS Energy Corp. .................... 1,262,169 96,555,929
Consolidated Edison, Inc. ............... 1,516,084 167,724,373
DTE Energy Co. ..................... 854,370 130,180,357
NiSource, Inc. ....................... 1,965,087 93,439,887
Public Service Enterprise Group, Inc. ....... 2,052,905 166,613,770
WEC Energy Group, Inc. ................ 1,340,757 156,560,195
1,058,181,758
Office REITs — 0.2%
BXP, Inc. .......................... 650,451 43,131,406
Cousins Properties, Inc. ................ 669,755 20,079,255
Kilroy Realty Corp. .................... 473,768 17,752,087
Vornado Realty Trust .................. 719,104 28,260,787
109,223,535
Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp. ................ 1,355,068 30,827,797
Antero Resources Corp.
(a)
............... 1,218,632 42,822,728
APA Corp. ......................... 1,447,888 47,157,712
Cheniere Energy, Inc. .................. 860,585 205,688,421
Chord Energy Corp. ................... 231,175 26,423,303
Devon Energy Corp. ................... 4,634,924 191,515,060
Diamondback Energy, Inc. ............... 787,967 138,508,839
DT Midstream, Inc. .................... 419,228 61,517,517
EQT Corp. ......................... 2,482,099 131,973,204
Expand Energy Corp. .................. 933,907 85,162,979
HF Sinclair Corp. ..................... 635,469 44,260,416
Kinder Morgan, Inc. ................... 7,993,571 255,554,465
Marathon Petroleum Corp. .............. 1,209,317 309,186,077
Matador Resources Co. ................ 474,052 23,598,309
Occidental Petroleum Corp. .............. 2,983,011 144,884,844
ONEOK, Inc. ........................ 2,591,327 225,289,969
Ovintiv, Inc. ......................... 1,165,718 61,375,053
Permian Resources Corp. , Class A ......... 3,257,000 59,961,370
Phillips 66 .......................... 1,648,007 278,595,583
Range Resources Corp. ................ 957,491 35,609,090
Targa Resources Corp. ................. 872,675 233,999,075
Texas Pacific Land Corp.
(b)
.............. 241,706 105,780,214
Viper Energy, Inc. , Class A .............. 777,586 32,969,646
2,772,661,671
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................. 260,401 20,483,143
Passenger Airlines — 1.1%
Alaska Air Group, Inc.
(a)
................. 455,448 23,774,386
American Airlines Group, Inc.
(a)
............ 2,679,383 48,416,451

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Delta Air Lines, Inc. ................... 2,692,063 $ 252,138,620
Southwest Airlines Co. ................. 1,890,886 97,229,358
United Airlines Holdings, Inc.
(a) (b)
........... 1,329,110 180,745,669
602,304,484
Personal Care Products — 0.4%
elf Beauty, Inc.
(a) (b)
.................... 237,036 17,540,664
Estee Lauder Cos., Inc. (The) , Class A ...... 1,016,414 80,245,885
Kenvue, Inc. ........................ 7,798,567 149,030,616
246,817,165
Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.
(a)
............. 177,086 43,345,340
Corcept Therapeutics, Inc.
(a) (b)
............ 392,230 34,104,398
Elanco Animal Health, Inc.
(a) (b)
............ 2,029,073 49,935,487
Jazz Pharmaceuticals plc
(a)
.............. 244,907 59,015,240
Organon & Co. ...................... 1,114,155 15,085,659
Royalty Pharma plc , Class A ............. 1,699,004 95,263,154
Viatris, Inc. ......................... 4,772,690 75,790,317
Zoetis, Inc. , Class A ................... 1,731,764 124,444,561
496,984,156
Professional Services — 1.6%
Amentum Holdings, Inc.
(a) (b)
.............. 626,321 12,946,055
Booz Allen Hamilton Holding Corp. , Class A ... 491,239 29,803,470
Broadridge Financial Solutions, Inc. ........ 475,371 65,102,058
CACI International, Inc. , Class A
(a)
......... 89,777 41,590,093
Equifax, Inc. ........................ 486,725 77,252,992
ExlService Holdings, Inc.
(a)
.............. 607,828 15,718,432
FTI Consulting, Inc.
(a)
.................. 121,828 18,153,590
Genpact Ltd. ........................ 637,289 17,525,448
Jacobs Solutions, Inc. .................. 481,947 60,725,322
KBR, Inc. .......................... 515,172 17,788,889
Leidos Holdings, Inc. .................. 514,633 52,991,760
Parsons Corp.
(a) (b)
..................... 151,968 7,961,604
Paychex, Inc. ....................... 1,324,467 130,234,840
Paycom Software, Inc. ................. 168,169 21,135,480
Paylocity Holding Corp.
(a)
............... 178,441 18,652,438
Planet Labs PBC , Class A
(a) (b)
............. 1,145,660 37,955,716
Robert Half, Inc. ..................... 405,000 12,433,500
Science Applications International Corp. ..... 176,028 19,435,252
SS&C Technologies Holdings, Inc. ......... 851,704 52,848,233
TransUnion ......................... 790,553 57,030,493
UL Solutions, Inc. , Class A ............... 315,188 32,105,050
Verisk Analytics, Inc. , Class A ............. 539,057 96,776,903
896,167,618
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc. , Class A .............. 1,200,857 161,743,429
CoStar Group, Inc. .................... 1,659,481 46,996,502
Howard Hughes Holdings, Inc.
(b)
........... 133,499 9,543,843
Jones Lang LaSalle, Inc. ................ 189,906 58,861,365
Zillow Group, Inc. , Class A
(b)
............. 163,784 5,137,904
Zillow Group, Inc. , Class C, NVS .......... 664,090 20,932,117
303,215,160
Residential REITs — 1.2%
American Homes 4 Rent , Class A .......... 1,376,942 46,155,096
AvalonBay Communities, Inc. ............ 570,212 107,593,302
Camden Property Trust ................. 404,551 46,317,044
Equity LifeStyle Properties, Inc. ........... 792,188 51,056,517
Equity Residential .................... 1,535,058 104,276,490
Essex Property Trust, Inc. ............... 262,628 76,579,698
Invitation Homes, Inc. .................. 2,433,176 73,506,247
Mid-America Apartment Communities, Inc. .... 474,946 65,988,997
Sun Communities, Inc. ................. 503,182 60,336,554
Security
Shares
Shares Value
Residential REITs (continued)
UDR, Inc. .......................... 1,337,983 $ 53,412,281
685,222,226
Retail REITs — 1.4%
Agree Realty Corp. ................... 488,005 36,961,499
Brixmor Property Group, Inc. ............. 1,251,543 39,461,151
Federal Realty Investment Trust ........... 351,660 43,408,910
Kimco Realty Corp. ................... 2,714,816 68,820,586
NNN REIT, Inc. ...................... 776,462 36,128,777
Realty Income Corp. ................... 3,837,221 237,754,213
Regency Centers Corp. ................ 751,816 59,949,808
Simon Property Group, Inc. .............. 1,313,790 293,829,133
816,314,077
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc.
(a) (b)
............ 509,154 35,447,301
Amkor Technology, Inc. ................. 512,005 44,150,191
Astera Labs, Inc.
(a)
.................... 629,369 303,997,814
Cirrus Logic, Inc.
(a)
.................... 208,618 30,986,032
Credo Technology Group Holding Ltd.
(a)
...... 676,501 183,974,447
Enphase Energy, Inc.
(a)
................. 525,947 25,897,630
Entegris, Inc. ........................ 625,768 112,550,632
First Solar, Inc.
(a)
..................... 418,772 98,813,441
FormFactor, Inc.
(a)
.................... 318,593 50,952,578
GLOBALFOUNDRIES, Inc.
(b)
............. 517,931 42,682,694
Lattice Semiconductor Corp.
(a)
............ 559,323 85,554,046
MACOM Technology Solutions Holdings, Inc.
(a)
. 275,462 104,777,481
Microchip Technology, Inc. ............... 2,183,954 199,176,605
MKS, Inc. .......................... 275,451 122,520,605
ON Semiconductor Corp.
(a) (b)
............. 1,616,522 152,825,990
Onto Innovation, Inc.
(a)
................. 203,437 76,990,733
Qnity Electronics, Inc. .................. 862,659 140,880,841
Qorvo, Inc.
(a)
........................ 346,056 32,276,643
Rambus, Inc.
(a)
...................... 441,458 58,599,135
Semtech Corp.
(a)
..................... 382,255 61,867,972
SiTime Corp.
(a)
....................... 91,627 68,313,426
Skyworks Solutions, Inc. ................ 616,630 41,807,514
Teradyne, Inc.
(b)
...................... 643,769 311,481,193
Universal Display Corp. ................ 176,711 15,301,406
2,401,826,350
Software — 3.8%
Appfolio, Inc. , Class A
(a) (b)
............... 94,778 15,197,652
Atlassian Corp. , Class A
(a)
............... 693,358 53,936,319
Aurora Innovation, Inc. , Class A
(a) (b)
......... 5,024,652 34,268,127
Autodesk, Inc.
(a)
...................... 868,328 168,820,330
Bentley Systems, Inc. , Class B
(b)
........... 671,079 20,058,551
BILL Holdings, Inc.
(a) (b)
.................. 358,055 12,947,269
BitMine Immersion Technologies, Inc.
(b)
...... 2,314,548 30,806,634
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 2,250,435 11,612,245
Circle Internet Group, Inc. , Class A
(a) (b)
....... 734,415 45,996,411
Datadog, Inc. , Class A
(a)
................ 1,350,184 351,533,906
DocuSign, Inc. , Class A
(a)
............... 795,144 35,320,296
Dolby Laboratories, Inc. , Class A .......... 244,294 12,844,979
Dropbox, Inc. , Class A
(a) (b)
............... 624,330 17,150,345
Dynatrace, Inc.
(a)
..................... 1,215,581 53,376,162
Elastic NV
(a) (b)
....................... 373,200 21,279,864
Fair Isaac Corp.
(a) (b)
................... 92,721 110,781,196
Figma, Inc. , Class A
(a) (b)
................. 875,271 15,833,652
Gen Digital, Inc. ...................... 2,213,444 55,092,621
Gitlab, Inc. , Class A
(a) (b)
................. 585,452 17,873,850
Guidewire Software, Inc.
(a) (b)
.............. 347,031 42,702,165
HubSpot, Inc.
(a) (b)
..................... 203,820 37,199,188
IREN Ltd.
(a) (b)
........................ 1,326,385 60,655,586
Klaviyo, Inc. , Class A
(a)
................. 570,826 8,619,473
Manhattan Associates, Inc.
(a)
............. 240,121 33,436,849

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Nutanix, Inc. , Class A
(a)
................. 1,063,729 $ 54,207,630
Pegasystems, Inc. .................... 364,366 10,920,049
Procore Technologies, Inc.
(a) (b)
............ 500,776 20,341,521
PTC, Inc.
(a)
......................... 488,281 55,473,604
RingCentral, Inc. , Class A ............... 302,084 11,775,234
Roper Technologies, Inc. ................ 420,674 142,351,875
Rubrik, Inc. , Class A
(a)
.................. 636,490 51,097,417
SailPoint, Inc.
(a) (b)
..................... 283,392 4,148,859
Samsara, Inc. , Class A
(a) (b)
............... 1,411,354 45,770,210
SentinelOne, Inc. , Class A
(a) (b)
............ 1,328,157 22,538,824
Terawulf, Inc.
(a) (b)
..................... 1,484,446 36,665,816
Trimble, Inc.
(a)
....................... 949,599 48,600,477
Tyler Technologies, Inc.
(a) (b)
.............. 172,693 50,505,795
UiPath, Inc. , Class A
(a) (b)
................ 1,638,003 17,805,093
Unity Software, Inc.
(a)
.................. 1,480,359 42,308,660
Workday, Inc. , Class A
(a) (b)
............... 845,987 103,565,729
Zoom Communications, Inc. , Class A
(a)
...... 1,091,925 94,244,047
Zscaler, Inc.
(a) (b)
...................... 430,891 60,820,265
2,140,484,775
Specialized REITs — 2.0%
Crown Castle, Inc. .................... 1,795,109 135,943,605
CubeSmart ......................... 928,883 36,941,677
Digital Realty Trust, Inc. ................ 1,437,070 258,069,031
EPR Properties ...................... 307,222 17,821,948
Extra Space Storage, Inc. ............... 862,499 125,321,105
Fermi, Inc.
(a)
........................ 843,011 7,721,981
Gaming & Leisure Properties, Inc. ......... 1,117,286 49,752,746
Iron Mountain, Inc. .................... 1,215,798 153,567,445
Lamar Advertising Co. , Class A ........... 350,368 54,650,401
Millrose Properties, Inc. , Class A ........... 628,408 18,883,660
National Storage Affiliates Trust ........... 302,622 13,457,600
Rayonier, Inc. ....................... 1,230,819 26,191,828
SBA Communications Corp. , Class A ........ 432,735 76,360,418
VICI Properties, Inc. , Class A ............. 4,466,989 118,598,558
Weyerhaeuser Co. .................... 2,957,432 70,800,922
1,164,082,925
Specialty Retail — 1.4%
AutoNation, Inc.
(a)
..................... 101,115 18,786,156
Bath & Body Works, Inc. ................ 825,400 19,091,502
Best Buy Co., Inc. .................... 811,409 61,569,715
Burlington Stores, Inc.
(a)
................ 258,001 81,734,717
CarMax, Inc.
(a)
....................... 581,048 30,731,629
Chewy, Inc. , Class A
(a)
................. 958,331 18,831,204
Dick's Sporting Goods, Inc. .............. 260,429 59,067,901
Five Below, Inc.
(a)
..................... 222,873 40,070,337
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 437,314 25,958,959
GameStop Corp. , Class A
(a) (b)
............. 1,681,960 37,137,677
Gap, Inc. (The) ...................... 913,013 17,055,083
Lithia Motors, Inc. , Class A .............. 92,186 26,779,111
Murphy USA, Inc. .................... 68,661 36,999,353
Penske Automotive Group, Inc. ........... 72,491 12,972,264
Tractor Supply Co. .................... 2,159,113 68,249,562
Ulta Beauty, Inc.
(a) (b)
................... 178,552 80,523,381
Valvoline, Inc.
(a) (b)
..................... 522,487 20,659,136
Wayfair, Inc. , Class A
(a) (b)
................ 427,330 39,493,839
Williams-Sonoma, Inc. ................. 480,912 112,100,587
807,812,113
Technology Hardware, Storage & Peripherals — 1.2%
Everpure, Inc. , Class A
(a)
................ 1,280,930 100,924,475
Hewlett Packard Enterprise Co. ........... 5,444,322 245,593,365
HP, Inc. ........................... 3,752,964 82,340,030
IonQ, Inc.
(a) (b)
........................ 1,506,949 80,260,104
NetApp, Inc. ........................ 809,675 125,305,303
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
............ 2,287,819 $ 67,101,731
701,525,008
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.
(a) (b)
.................. 753,831 25,509,641
Birkenstock Holding plc
(a) (b)
.............. 164,879 7,094,743
Columbia Sportswear Co. ............... 88,213 5,453,328
Crocs, Inc.
(a) (b)
....................... 198,548 23,952,831
Deckers Outdoor Corp.
(a)
................ 580,873 57,674,880
Lululemon Athletica, Inc.
(a)
............... 409,638 46,772,467
On Holding AG , Class A
(a)
............... 928,335 32,881,626
PVH Corp.
(b)
........................ 186,139 13,822,682
Ralph Lauren Corp. , Class A ............. 153,606 61,658,984
Tapestry, Inc. ........................ 832,437 121,852,128
VF Corp. .......................... 1,442,326 24,057,998
420,731,308
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc. ........ 150,939 51,040,023
Core & Main, Inc. , Class A
(a)
.............. 769,553 37,130,932
Fastenal Co. ........................ 4,722,781 226,835,171
Ferguson Enterprises, Inc. ............... 786,847 186,742,399
MSC Industrial Direct Co., Inc. , Class A ...... 189,195 22,504,745
QXO, Inc.
(a) (b)
........................ 2,663,873 46,031,726
SiteOne Landscape Supply, Inc.
(a) (b)
......... 178,947 20,473,326
Sunbelt Rentals Holdings, Inc.
(b)
........... 1,687,979 126,277,709
United Rentals, Inc. ................... 256,572 290,667,853
Watsco, Inc. ........................ 144,067 60,037,041
WESCO International, Inc. ............... 196,414 67,847,288
WW Grainger, Inc. .................... 178,626 243,002,810
1,378,591,023
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 800,205 105,290,974
Essential Utilities, Inc. .................. 1,162,888 44,550,239
149,841,213
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 374,013 33,945,420
Total Common Stocks — 99 .8%
(Cost: $ 42,357,182,234 ) ............................ 56,870,718,727
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 859,985 8,600
Total Rights — 0.0%
(Cost: $ 8,600 ) .................................. 8,600
Total Long-Term Investments — 99.8%
(Cost: $ 42,357,190,834 ) ............................ 56,870,727,327

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
................. 1,677,655,404 $ 1,678,158,701
Total Short-Term Securities — 3 .0%
(Cost: $ 1,677,514,522 ) ............................ 1,678,158,701
Total Investments — 102 .8%
(Cost: $ 44,034,705,356 ) ............................ 58,548,886,028
Liabilities in Excess of Other Assets — (2.8) % ............. (1,571,455,703)
Net Assets — 100.0% ...............................
$ 56,977,430,325
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,293,229,620 $ 384,771,866
(a)
$ — $ 23,263 $ 133,952 $ 1,678,158,701 1,677,655,404 $ 997,250
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 87,918,700 — (87,918,700)
(a)
— — — — 683,253 —
$ 23,263 $ 133,952 $ 1,678,158,701 $ 1,680,503 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 14 09/18/26 $ 2,887 $ 28,541
Russell 1000 Value E-Mini Index ................................................ 327 09/18/26 39,253 279,754
Russell 2000 E-Mini Index .................................................... 45 09/18/26 6,853 62,149
S&P Midcap 400 E-Mini Index ................................................. 206 09/18/26 80,031 1,084,680
$ 1,455,124

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 56,870,718,727 $ — $ — $ 56,870,718,727
Rights ................................................ — 8,600 — 8,600
Short-Term Securities
Money Market Funds ...................................... 1,678,158,701 — — 1,678,158,701
$ 58,548,877,428 $ 8,600 $ — $ 58,548,886,028
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,455,124 $ — $ — $ 1,455,124
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust